SHARE-BASED AWARDS	12 Months Ended
Dec. 31, 2016
SHARE-BASED AWARDS [Abstract]
SHARE-BASED AWARDS
24.	SHARE-BASED AWARDS

On October 16, 2008, the Board of Directors adopted the 2008 Share Incentive Plan (the “2008 Share Incentive Plan”). The 2008 Share Incentive Plan provides for the granting of options, share appreciation rights, or other share based awards to key employees, directors or consultants, which was subsequently amended on November 17, 2009 and November 26, 2011 to increase the number of ordinary shares available for grant under the plan. The total number of the Company’s ordinary shares that may be issued under the 2008 Share Incentive Plan is up to 13,218,000 ordinary shares.

Share options

On February 18, 2014, the Company granted options to purchase 3,479,604 ordinary shares to its employees at an exercise price of $2.04 per share that have a contractual life of eight years and vest over four equal installments on the first, second, third, and fourth anniversary of the grant date. The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. The Company calculated the estimated grant date fair value of the share options granted on February 18, 2014, using a Binomial Tree Model, with key assumptions as follows.

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

The risk-free rate was based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option. The dividend yield was estimated based on the average of historical dividend yields of the Company. The volatility assumption was estimated based on the historical price volatility of ordinary shares of comparable companies in the health care industry. Forfeiture rate is estimated based on the historical and future expectation of employee turnover rate and will be adjusted to reflect future change in circumstances and facts, if any.

The following table summarizes employee share options activities for the year ended December 31 2016:

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2016	7,949,358	US$	2.90	US$	0.71	5.45	—
Granted	—		—		—	—	—
Exercised	—		—		—	—	—
Forfeited	(490,312)	US$	1.68	US$	0.65	1.13	—
Outstanding, December 31, 2016	7,459,046	US$	2.98	US$	0.72	5.74	—
Expected to vest, December 31, 2016	6,363,349	US$	2.97	US$	0.72	5.74	—
Exercisable at December 31, 2016	7,289,729	US$	3.01	US$	0.72	5.84	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares that would have been received by the option holders if all in-the-money options had been exercised on the issuance date.

There were no options exercised for the years ended December 31, 2014, 2015 and 2016.

As of December 31, 2016, unrecognized share-based compensation cost related to share options was RMB5,034 (US$725) which was expected to be recognized over a weighted-average vesting period of years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

Restricted shares

On February 18, 2014, July 1, 2014 and August 1, 2014, the Company granted 1,370,250, 21,132 and 69,564 restricted shares of the Company (“Restricted Shares”) to the employees of the Company, respectively. The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four year period ending the fourth anniversary of the grant date.

The following table summarizes the Restricted Shares granted for the year ended December 31, 2014. The fair value of Restricted Shares is simply the spot price of the Company’s ordinary shares in the absence of dividends on the respective grant dates.

Grant Date	Number of Awards	Fair Value per Share at the Grant date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44

The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted shares activity for the year ended December 31, 2016 was as follows:

	Numbers of shares	Weighted average grant date fair value
	RMB	US$
Outstanding, January 1, 2016	1,416,336	1.96
Forfeited	(145,251)	1.93
Outstanding, December 31, 2016	1,271,085	1.97
Expected to vest, December 31, 2016	1,271,085	1.97

As of December 31, 2016, unrecognized share-based compensation cost related to restricted shares was RMB5,199 (US$749) which was expected to be recognized over a weighted-average vesting period of years.

The share-based compensation expense of the share-based awards granted to employees for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For the Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
General and administrative expenses	6,605	7,304	7,573	1,091
Selling expenses	744	780	827	119
	7,349	8,084	8,400	1,210